Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 27, 2012
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Small Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Small Cap Fund (the "Small Cap Fund" or the "Fund") seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Small Cap Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A and Class D Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's
		Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover
		rate was 41.48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.48%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Small
Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher
		or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a non-fundamental policy, under normal circumstances, the Small Cap Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by small-cap companies. The
Fund considers small-cap companies to be companies that have market capitalizations similar to those of companies included in the Russell
2000® Index at the time of investment. The range of the Russell 2000® Index was
$22 million to $3.4 billion as of January 31, 2012. In addition, based on current market conditions, the Fund generally will not consider a company with a market capitalization in excess of $5 billion to be small-cap; however, this maximum capitalization may change with market conditions. Some companies may outgrow the definition of a small company after the Fund has purchased their securities or may no longer fall within the range of a reconstituted index.
These companies continue to be considered small for purposes of the Fund's minimum 80% allocation to small company equities. The Fund also may invest in foreign securities and securities of larger companies. Equity securities in which the Fund may invest include common stock, preferred stock, foreign investments funds or trusts and depository receipts, which represent an ownership interest in the issuer.

If the Fund changes its 80% investment policy it will notify shareholders at least 60 days before the change and will change the name of the Small Cap Fund.

While the Fund may sell a security if its market capitalization exceeds the definition of small-cap company, it is not required to sell solely because of
		that fact.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Small Cap Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small-Cap Risk -- results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the Small Cap Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Small Cap Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Small Cap Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The
Small Cap Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of Class R (inception date: December 30, 2003) are based on the previous performance of Class B; and Institutional Class (inception date:
June 29, 2004) are based on the previous performance of Institutional Service
Class. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the Small
Cap Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the
Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
		866-667-9231.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Small Cap Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class A Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 23.73% - 3rd quarter 2009 Worst Quarter: -31.39% - 4th quarter 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement
		plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Russell 2000 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.47%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	716
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,035
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,376
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,337
Annual Return 2002	rr_AnnualReturn2002	(18.55%)
Annual Return 2003	rr_AnnualReturn2003	48.01%
Annual Return 2004	rr_AnnualReturn2004	25.77%
Annual Return 2005	rr_AnnualReturn2005	22.51%
Annual Return 2006	rr_AnnualReturn2006	29.16%
Annual Return 2007	rr_AnnualReturn2007	(6.04%)
Annual Return 2008	rr_AnnualReturn2008	(44.88%)
Annual Return 2009	rr_AnnualReturn2009	37.53%
Annual Return 2010	rr_AnnualReturn2010	27.72%
Annual Return 2011	rr_AnnualReturn2011	(6.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.39%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.33%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.15%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.41%
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Class A Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.43%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.88%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.57%
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Class A Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.11%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.51%
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	696
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,587
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	696
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,587
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.79%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.72%
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	556
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	965
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,107
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.44%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.34%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.13%
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	389
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,513
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.87%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.70%
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	389
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,513
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.00%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.81%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.73%

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.50% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.15% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.